CAPITALIZATION	12 Months Ended
Jul. 31, 2012
Capitalization Disclosure [Abstract]
Capitalization Disclosure [Text Block]

13. CAPITALIZATION:

     The Company is capitalized entirely through common stock with identical voting rights and rights to liquidation. Treasury stock is recorded at cost and consists of 162,517 shares at July 31, 2012 and at July 31, 2011.